Private Placement (Details) - Private Placement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Purchased aggregate of share	655,000	655,000
Price per unit	$ 10	$ 10
Aggregate purchase price	$ 6,550,000	$ 6,550,000